Noncontrolling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Total assets	$ 21,938,794	$ 21,406,043
Total liabilities	15,250,882	14,503,092
Movement In Minority Interest [Roll Forward]
Balance at January 1	2,450
Net income attributable to noncontrolling interests	0	2,769	$ 13,139
Balance at December 31	0	2,450
Lorenz Re [Member]
Noncontrolling Interest [Line Items]
Total assets	42,000
Total liabilities	8,000
Movement In Minority Interest [Roll Forward]
Balance at January 1	2,450	55,501
Net income attributable to noncontrolling interests	0	2,769
Distribution to noncontrolling interests	(2,450)	(55,820)
Balance at December 31	$ 0	$ 2,450	$ 55,501